Business Combination, Significant Transaction and Sale of Business (Details 20) - Aviv Management Engineering Systems Ltd [Member] ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 27, 2016 USD ($)		Dec. 27, 2016 ILS (₪)
Disclosure of detailed information about business combination [line items]
Net Assets	[1]		$ (1,338)
Redeemable non-controlling interests		$ 1,861	(1,486)	[1]	₪ 5,714
Intangible assets	[1]		2,051
Deferred tax liabilities	[1]		(472)
Goodwill	[1]		6,681
Total assets acquired	[1]		$ 5,436

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Matrix's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Matrix expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.